Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document type	20-F
Document registration statement	false
Document annual report	true
Document period end date	Dec. 31, 2021
Current fiscal year end date	--12-31
Document transition report	false
Document shell company report	false
Entity file number	001-35788
Entity registrant name	ARCELORMITTAL
Entity incorporation, state or country code	N4
Entity address, address line one	24-26, Boulevard d’Avranches
Entity address, postal zip code	L-1160
Entity address, city or town	Luxembourg
Entity address, country	LU
Entity common stock, shares outstanding (in shares)	910,893,202
Entity well-known seasoned issuer	Yes
Entity voluntary filers	No
Entity current reporting status	Yes
Entity interactive data current	Yes
Entity filer category	Large Accelerated Filer
Entity emerging growth company	false
ICFR Auditor attestation flag	true
Document accounting standard	International Financial Reporting Standards
Entity shell company	false
Entity central index key	0001243429
Document fiscal year focus	2021
Document fiscal period focus	FY
Amendment flag	false
New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	Ordinary Shares
Trading symbol	MT
Security exchange name	NYSE
5.5% Mandatorily convertible subordinated notes due 2023 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	5.5% Mandatorily convertible subordinated notes due 2023
Trading symbol	MTCN
Security exchange name	NYSE
Business Contact
Document Information [Line Items]
Entity address, address line one	24-26, Boulevard d’Avranches
Entity address, postal zip code	L-1160
Entity address, city or town	Luxembourg
Entity address, country	LU
Contact personnel name	Henk Scheffer
Contact personnel fax number	+352 4792 2235